Short-term Investments (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	CNY (¥)
Cash and Cash Equivalents [Abstract]
Purchases of shortterm investments	$ 833,000,000	¥ 5,854,990,400
Investment loss	$ 13,769,146	¥ 98,351,630